Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO #1 – Conoscenti(1) ($)(b)	Compensation Actually Paid to PEO #1 – Conoscenti(2) (c)	Summary Compensation Table Total to PEO #2 – Gunderson(1) ($)(b)	Compensation Actually Paid to PEO #2(2) – Gunderson (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)		Average Compensation Actually Paid to Non-PEO NEOs(1)(3) (e)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (loss) ($) (h)
								TSR (f)	Peer Group TSR (g)
2024	$6,914,223	$(9,388)	—	—	$2,999,930		$173,142	104	158	$94,929,000
2023	6,767,877	4,033,803	—	—	2,817,517	(6)	1,659,730	120	160	(46,695,000)
2022	10,002,064	10,036,622	1,928,228	9,249,309	4,290,778		3,574,496	135	154	184,131,000
2021	—	—	1,479,825	4,990,961	1,651,369		4,809,182	82	106	27,492,000
2020	—	—	684,672	732,584	976,621		(313,557)	48	64	10,448,000

Named Executive Officers, Footnote	The PEO and the non-PEO NEOs for each year are as follows:
a)PEO:
i)2024: Christopher L. Conoscenti
ii)2023: Christopher L. Conoscenti
iii)2022: Christopher L. Conoscenti and Bryan C. Gunderson, the former President and Chief Executive Officer of Falcon
iv)2021: Bryan C. Gunderson
v)2020: Bryan C. Gunderson
b)Non-PEO NEOs:
i)2024: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, and A. Dax McDavid,
ii)2023: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, A. Dax McDavid, and Brett S. Riesenfeld
iii)2022: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, Brett S. Riesenfeld, and Matthew B. Ockwood, the former Chief Financial Officer of Falcon
iv)2021: Matthew B. Ockwood, Michael Downs, the former Chief Operating Officer of Falcon, and Daniel C. Herz, the former President and Chief Executive Officer of Falcon
v)2020: Michael Downs and Daniel C. Herz

Peer Group Issuers, Footnote	The values disclosed in (a) the TSR column represent the measurement period value of an investment of $100 in our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) and (b) the Peer Group TSR column represent the measurement period value of an investment of $100 in the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”), in each case, from December 31, 2019, through each of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024. XOP is a weighted composite of 53 oil and gas exploration and production companies.
Adjustment To PEO Compensation, Footnote	The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our PEOs for the respective fiscal year. As our PEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024 (Conoscenti)	2023 (Conoscenti)	2022 (Conoscenti)	2022 (Gunderson)	2021 (Gunderson)	2020 (Gunderson)
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” FOR PEO
Summary Compensation Table Total	$6,914,223	$6,767,877	$10,002,064	$1,928,228	$1,479,825	$684,672
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(6,052,394)	$(5,943,906)	$(9,685,728)	—	$(801,994)	$(173,802)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	$4,250,145	$5,147,331	$9,720,286	—	$3,010,112	$1,140,764
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(5,212,090)	$(1,735,188)	—	—	$873,283	$(800,250)
Change in fair value of equity awards granted in prior years that vested during the year	$90,727	$(202,312)	—	$7,748,431	$429,735	$(118,800)
Equity awards granted in prior years that were forfeited during the year	—	—	—	$(427,350)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—	—
Total Equity Award Related Adjustments	$(6,923,611)	$(2,734,074)	$34,558	$7,321,081	$3,511,136	$47,912
COMPENSATION ACTUALLY PAID TOTALS	$(9,388)	$4,033,803	$10,036,622	$9,249,309	$4,990,961	$732,584

Non-PEO NEO Average Total Compensation Amount	$ 2,999,930	$ 2,817,517	$ 4,290,778	$ 1,651,369	$ 976,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 173,142	1,659,730	3,574,496	4,809,182	(313,557)
Adjustment to Non-PEO NEO Compensation Footnote	The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our non-PEO NEOs for the respective fiscal year. As our non-PEO NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2024	2023	2022	2021	2020
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” TO NON-PEO NEOS
Average Summary Compensation Table Total...	$2,999,930	$2,817,517	$4,290,778	$1,651,369	$976,621
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,475,986)	$(2,288,025)	$(3,797,430)	$(665,218)	$(549,862)
Addition of fair value at year end of equity awards granted during the year that remain unvested as of year end	$1,754,395	$2,000,809	$3,813,148	$2,461,067	$1,730,619
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(2,129,652)	$(799,105)	—	$1,146,692	$(2,131,204)
Change in fair value of equity awards granted in prior years that vested during the year	$24,456	$(71,466)	$144,600	$215,271	$(339,731)
Equity awards granted in prior years that were forfeited during the year	—	—	$(876,600)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	$(2,826,788)	$(1,157,787)	$(716,283)	$3,157,813	$(1,290,178)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$173,142	$1,659,730	$3,574,496	$4,809,182	$(313,557)

Tabular List, Table

Total Stockholder Return

Total Shareholder Return Amount	$ 104	120	135	82	48
Peer Group Total Shareholder Return Amount	158	160	154	106	64
Net Income (Loss)	$ 94,929,000	46,695,000	184,131,000	27,492,000	10,448,000
Additional 402(v) Disclosure
Narrative Disclosure to Pay Versus Performance Table
We did not include a “Company-Selected Measure” (as described in Item 402(v)) in the Pay Versus Performance table because the most important, and only, financial measure used by us to link “Compensation Actually Paid” to our NEOs to company performance is TSR, which is already required to be disclosed in the table. Since Sitio was formed as a result of the Falcon Merger and our current NEOs (other than A. Dax McDavid) were appointed in connection with the Falcon Merger, which closed on June 7, 2022, we believe it is difficult to link “Compensation Actually Paid” to our NEOs to our financial performance as opposed to TSR over the time periods presented in the Pay Versus Performance table. Nevertheless, a significant portion of our current compensation program is comprised of equity awards, including awards based on absolute TSR targets. Hence, based on our compensation program and philosophy, “Compensation Actually Paid” to our NEOs should move commensurate with changes in our TSR, as shown in the year-over-year change from 2022 through 2024. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Long-Term Equity Incentive Compensation.”
While “Compensation Actually Paid” was reduced in 2024 as compared to 2023, the compensation philosophy did not change. The difference in the amounts presented between 2022 and 2024 were due to (i) one-time transaction-related equity awards granted in 2022 in connection with the Falcon Merger that are not expected to recur and (ii) changes in the Company’s stock price (including the Company's TSR). Specifically with respect to fiscal year 2023, the “Compensation Actually Paid” to our PEO and non-PEO NEOs are aligned with our TSR due primarily to the use of equity incentives, which are tied directly to our stock price.
In 2024, the Company’s stock price and the Company’s TSR decreased (although the Company’s TSR still outpaced the initial fixed $100 investment), and the “Compensation Actually Paid” to our PEO and non-PEO NEOs also declined. We believe that the decline in “Compensation Actually Paid” of our PEO and non-PEO NEOs for 2024 is attributable to these decreases in the Company’s stock price and the Company’s TSR given the equity awards granted to our PEO and non-PEO NEOs during 2024 and prior years, especially the high proportion of PSU awards, relate to annualized absolute TSR performance metrics. In addition, the substantial improvement in our Net Income between 2020 and 2022 is directionally aligned with the increase in “Compensation Actually Paid” over the same time period. The same dynamic resulted in a decrease in “Compensation Actually Paid” during 2023. While our Net Income rebounded in 2024, decreases to the Company’s stock price and the Company’s TSR in 2024 were the primary factors that caused a decline in our PEO and non-PEO NEOs’ “Compensation Actually Paid” for 2024.
The Compensation Actually Paid to our PEO and non-PEO NEOs does not reflect amounts actually earned or realized by our PEO and non-PEO NEOs for the respective fiscal year; rather these amounts, in part, reflect the changes from year to year of the value of unvested equity awards. These unvested equity awards are at risk and may never become vested; therefore, this value may never be realized by our PEO and non-PEO NEOs.
As shown in the tables above, changes in the market price of our Class A common stock following the date of grant of an award can impact the level of compensation that is actually paid to our NEOs. To assist in understanding the changes to the equity awards reflected above, the following table reflects the value of one share of our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) as of each of the following dates. If that date reflects a non-business day, the value reported is the last trading date of the applicable calendar year.

	12/31/2024	12/29/2023	12/30/2022	12/31/2021	12/31/2020
Closing Market Price of our Common Stock	$19.18	$23.51	$28.85	$19.48	$12.60

Measure:: 1
Pay vs Performance Disclosure
Name	Total Stockholder Return
Conoscenti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,914,223	6,767,877	10,002,064
PEO Actually Paid Compensation Amount	$ (9,388)	$ 4,033,803	$ 10,036,622
PEO Name	Christopher L. Conoscenti	Christopher L. Conoscenti	Christopher L. Conoscenti
Gunderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,928,228	1,479,825	684,672
PEO Actually Paid Compensation Amount			$ 9,249,309	$ 4,990,961	$ 732,584
PEO Name			Bryan C. Gunderson	Bryan C. Gunderson	Bryan C. Gunderson
PEO | Conoscenti [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,923,611)	$ (2,734,074)	$ 34,558
PEO | Conoscenti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,052,394)	(5,943,906)	(9,685,728)
PEO | Conoscenti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,250,145	5,147,331	9,720,286
PEO | Conoscenti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,212,090)	(1,735,188)	0
PEO | Conoscenti [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Conoscenti [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,727	(202,312)	0
PEO | Conoscenti [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Conoscenti [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gunderson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,321,081	$ 3,511,136	$ 47,912
PEO | Gunderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(801,994)	(173,802)
PEO | Gunderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,010,112	1,140,764
PEO | Gunderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	873,283	(800,250)
PEO | Gunderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Gunderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,748,431	429,735	(118,800)
PEO | Gunderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(427,350)	0	0
PEO | Gunderson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,475,986)	(2,288,025)	(3,797,430)	(665,218)	(549,862)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,826,788)	(1,157,787)	(716,283)	3,157,813	(1,290,178)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,754,395	2,000,809	3,813,148	2,461,067	1,730,619
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,129,652)	(799,105)	0	1,146,692	(2,131,204)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,456	(71,466)	144,600	215,271	(339,731)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(876,600)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0